COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues:
Total revenues	$ 216,456	$ 148,855	$ 416,801	$ 297,782
Costs and expenses:
Operating	158,786	111,787	303,384	222,425
Depreciation and amortization	56,473	31,191	107,871	63,990
Interest expense	350	949	701	1,897
Transaction costs	4,278	0	22,788	0
Total costs and expenses	223,693	146,309	441,836	293,826
Other income (expense):
Gain (loss) on sales of real estate, net	3,884	0	3,884	0
Gain (loss) upon change of control, net	0	0	46,270	0
Gain (loss) on debt extinguishments	0	0	(403)	0
Other income (expense), net	16,465	(4,029)	17,281	(6,409)
Total other income (expense), net	20,349	(4,029)	67,032	(6,409)
Income (loss) before income taxes and equity income (loss) from unconsolidated joint venture	13,112	(1,483)	41,997	(2,453)
Income tax benefit (expense)	1,746	(2,096)	624	(4,687)
Equity income (loss) from unconsolidated joint venture	0	1,009	111	2,460
Net income (loss)	14,858	(2,570)	42,732	(4,680)
Noncontrolling interests' share in earnings	(4,135)	0	(677)	0
Net income (loss) attributable to Janus Living, Inc.	10,723	(2,570)	42,055	(4,680)
Less: Participating securities' share in earnings	(4)	0	(4)	0
Net (income) loss - pre-IPO	0	0	(39,888)	0
Net income (loss) applicable to common shares	$ 10,719	$ 0	$ 2,163	$ 0
Earnings per common share:
Basic (in dollars per share)	$ 0.05	$ 0	$ 0.01	$ 0
Diluted (in dollars per share)	$ 0.05	$ 0	$ 0.01	$ 0
Weighted average shares outstanding:
Basic (in shares)	195,011	0	194,310	0
Diluted (in shares)	271,033	0	270,228	0
Nonrelated Party
Costs and expenses:
General and administrative	$ 1,334	$ 2,382	$ 4,292	$ 5,514
Related Party Management Fee
Costs and expenses:
General and administrative	2,472	0	2,800	0
Resident Fees and Services
Revenues:
Total revenues	$ 216,456	$ 148,855	$ 416,801	$ 297,782